Economic Dependence Textblock	12 Months Ended
Jun. 30, 2011
Economic Dependence [Abstract]
Economic Dependence [Text Block]
22.	Economic Dependence

For the year ended June 30, 2011, the Company's two major customers individually comprised 22% and 17% of revenue, compared with 40% and 28% respectively for the year ended June 30, 2010.

In addition, the subsidiaries of the Company's two major subsidiaries accounted for a total of 36% and 23% of the revenues for the year ended June 30, 2011 and 2010 respectively.

There were three customers that individually comprise 32%, 16%, 13% of accounts receivable as of June 30, 2011. There were four customers that individually comprise 38%, 22%, 16% and 11% of accounts receivable as of June 30, 2010.